Junior Subordinated Debentures (Details)		12 Months Ended
	Sep. 21, 2006 USD ($)	Dec. 31, 2021 USD ($) QuarterlyPeriods	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from Subordinated Debentures		$ 0	$ 0	$ 30,000,000
Junior Subordinated Debt [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Proceeds from Subordinated Debentures	$ 5,200,000
Annual Distribution Rate			1.92%
Floating basis spread on variable rate		1.90%
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods | QuarterlyPeriods		20